Fixed Assets (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 28, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Purchase of vessels	$ 44,824,665	$ 14,382,779	$ 43,914,439	$ 49,736,191
Payments to Acquire Buildings	$ 0	$ 63,953	$ 13,101,430	31,900,000
Number of Vessels	14
Property, Plant and Equipment, Useful Life			5 years
Property, Plant, and Equipment, Salvage Value			$ 375
Panamax Vessels [Member]
Property, Plant and Equipment [Line Items]
Purchase of vessels			16,500,000	49,482,000
Payments to Acquire Buildings			29,800,000	$ 33,900,000
Number of Vessels				4
Ultramax Vessels [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Buildings			$ 8,700,000
Number of Vessels				1
mv BULK CAJUN [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Salvage Value					$ 4,524,000